                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/07

Check here if Amendment: [ ]; Amendment Number: ________

This Amendment (check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Northaven Management Inc
Address: 375 Park Avenue
         Suite 2709
         New York, NY 10152

         CIK#

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  PAUL BURKE
Title: VICE PRESIDENT
Phone: 212-798-0304

Signature, Place, and Date of Signing:


/s/ Paul Burke                             NEW YORK, NY     11/09/07
-------------------------------------   -----------------   --------
[Signature]                               [City, State]      [Date]

Report Type (check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name

28-
   -----------------   -----------------------------------
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                           -----------

Form 13F Information Table Entry Total:             53
                                           -----------

Form 13F Information Table value Total:   $230,382,863
                                          ------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.     Form 13F File Number         Name

-----   --------------------------   -------------
[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                 COLUMN 2   COLUMN 3    COLUMN 4              COLUMN 5             COLUMN 6    COLUMN 7         COLUMN 8
   COLUMN 1      --------   --------   ----------   ---------------------------   ----------   --------   --------------------
--------------   TITLE OF    CUSIP        VALUE     SHRS OR                       INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER     CLASS     NUMBER    (x $1,000)   PRN AMT   SH/PRN   PUT/CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
--------------   --------   --------   ----------   -------   ------   --------   ----------   --------   ----   ------   ----
[Repeat as necessary.]

                                                                       9/30/2007

UBS SECURITIES LLC   1

USD

ITEM 1                      ITEM 2    ITEM 3     ITEM 4     ITEM 5         ITEM 6       ITEM 7        ITEM 8
-------------------------- -------- --------- ----------- ---------- ----------------- -------- ------------------
                                                           SHARES OF
                           TITLE OF           FAIR MARKET  PRINCIPAL   INVEST. DISC.             VOTING AUTHORITY
NAME OF ISSUER               CLASS   CUSIP #     VALUE      AMOUNT   SOLE SHARED OTHER MANAGERS  SOLE  SHARED NONE
--------------             -------- --------- ----------- ---------- ---- ------ ----- -------- ------ ------ ----
ACNB CORP                  OTC EQ      868109     2376498   137768 N X                 NORT     137768      0    0
ARGO GROUP INTERNATIONAL   OTC EQ   G0464B107     7876006   181016 N X                 NORT     181016      0    0
ARES CAPITAL CORP          OTC EQ   04010L103     3197055   196500 N X                 NORT     196500      0    0
AXIS CAPITAL HOLDINGS LTD  COMMON   G0692U109     2140050    55000 N X                 NORT      55000      0    0
BANK OF NEW YORK MELLON CO COMMON    64058100     8441775   191250 N X                 NORT     191250      0    0
BEVERLY NATIONAL CORP      COMMON    88115100     1864550    89000 N X                 NORT      89000      0    0
CIT GROUP INC NEW          COMMON   125581108     3718500    92500 N X                 NORT      92500      0    0
CONNECTICUT BANK & TRUST C OTC EQ   207546102     2016000   320000 N X                 NORT     320000      0    0
DIME COMMUNITY BANCSHARES  OTC EQ   253922108     2655977   177420 N X                 NORT     177420      0    0
DISCOVER FINANCIAL SERVICE COMMON   254709108     5200000   250000 N X                 NORT     250000      0    0
D R HORTON INC             COMMON   23331A109     1291632   100830 N X                 NORT     100830      0    0
WTS DIME BANCORP INC NEW   OTC EQ   25429Q110      103444   413775 N X                 NORT     413775      0    0
EASTERN INSURANCE HOLDINGS OTC EQ   276534104    15695069  1015205 N X                 NORT     981785      0    0
EASTERN VIRGINIA BANKSHARE OTC EQ   277196101     2976123   152700 N X                 NORT     152700      0    0
FTI CONSULTING INC         COMMON   302941109     5031000   100000 N X                 NORT     100000      0    0
FPIC INSURANCE GROUP INC   OTC EQ   302563101     3366510    78200 N X                 NORT      78200      0    0
FREEDOM ACQUISITION HLDGS  COMMON   35645F103     5005474   444931 N X                 NORT     444931      0    0
GENWORTH FINANCIAL INC     COMMON   37247D106    10007163   325648 N X                 NORT     325648      0    0
                  82962826
                 9/30/2007
UBS SECURITIES LLC               2
USD
HAMPSHIRE FIRST BANK (NH)  OTC EQ   408853109     2475900   270000 N X                 NORT     270000      0    0
HARTFORD FINANCIAL SERVICE COMMON   416515104     8329500    90000 N X                 NORT      90000      0    0
HARRINTON WEST FINANCIAL   OTC EQ   41383L104     5847148   370307 N X                 NORT     370307      0    0
INDEPENDENT BANK CORP-MASS OTC EQ   453836108     4576919   154105 N X                 NORT     154105      0    0
UNITED AMERICA INDEMNITY   OTC EQ   90933T109     7419875   344950 N X                 NORT     344950      0    0
IPC HOLDINGS LTD           OTC EQ   G4933P101     2019500    70000 N X                 NORT      70000      0    0
JAMES RIVER GROUP INC      OTC EQ   470359100     3726000   115000 N X                 NORT     115000      0    0
KB HOME                    COMMON   48666K109     2434579    97150 N X                 NORT      97150      0    0
LEHMAN BROTHERS HOLDINGS I COMMON   524908100     6173000   100000 N X                 NORT     100000      0    0
MBIA INC                   COMMON   55262C100    11599500   190000 N X                 NORT     190000      0    0
MEADOWBROOK INSURANCE GROU COMMON   58319P108      991100   110000 N X                 NORT     110000      0    0
MONTPELIER RE HLDGS LTD    COMMON   G62185106     1947000   110000 N X                 NORT     110000      0    0

MGIC INVESTMENT CORP-WIS   COMMON   552848103     1615500    50000 N X                 NORT      50000      0    0
MAX CAPITAL GROUP LTD      OTC EQ   G6052F103    11218804   400100 N X                 NORT     400100      0    0
NEW ENGLAND BANCSHARES INC OTC EQ   643863202     3064060   266440 N X                 NORT     266440      0    0
ANNALY MORTGAGE MANAGEMENT COMMON    35710409     1382724    86800 N X                 NORT      86800      0    0
NORTHERN TRUST CORP        OTC EQ   665859104     5573307    84100 N X                 NORT      84100      0    0
OCEANFIRST FINANCIAL CORP  OTC EQ   675234108     2452908   141378 N X                 NORT     141378      0    0
PEOPLES UTD FINL INC       OTC EQ   712704105     2678400   155000 N X                 NORT     155000      0    0
PMA CAPITAL CORP - CL A    OTC EQ   693419202     4106879   432303 N X                 NORT     432303      0    0
PMI GROUP INC              COMMON   69344M101     7213620   220600 N X                 NORT     220600      0    0
***PARTNERRE LTD           COMMON   G6852T105     1974750    25000 N X                 NORT      25000      0    0
PROCENTURY CORPOATION      OTC EQ   74268T108     1892230   129339 N X                 NORT     129339      0    0
PLATINUM UNDERWRITERS      COMMON   G7127P100     1977800    55000 N X                 NORT      55000      0    0
SECURITY CAPITAL ASSURANCE COMMON   G8018D107     7236580   316838 N X                 NORT     316838      0    0
                 109927583
                 9/30/2007
UBS SECURITIES LLC                3
USD
CHARLES SCHWAB CORP NEW    OTC EQ   808513105     6798406   314741 N X                 NORT     314741      0    0
STIFEL FINANCIAL CORP      COMMON   860630102     2425347    41932 N X                 NORT      41932      0    0
SOVEREIGN BANCORP INC      COMMON   845905108     5112000   300000 N X                 NORT     300000      0    0
STATE BANCORP INC NY       OTC EQ   855716106      468870    28765 N X                 NORT      28765      0    0
STERLING BANCORP-N.Y.      COMMON   859158107     3675000   262500 N X                 NORT     262500      0    0
STATE STREET CORP          COMMON   857477103     4771200    70000 N X                 NORT      70000      0    0
TRANSCOMMUNITY FINANCIAL C OTC EQ   893548107     3953050   457000 N X                 NORT     457000      0    0
UNITED FINANCIAL BANCORP I OTC EQ   91030R103     1975395   157402 N X                 NORT     157402      0    0
WACHOVIA CORP              COMMON   929903102     5015000   100000 N X                 NORT     100000      0    0
WESTFIELD FINANCIAL INC    COMMON   96008P104     3298186   339669 N X                 NORT     339669      0    0
                  37492454
                                              230,382,863